Capitalization (Tables)	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Schedule of Company's Authorized Shares
As of September 30, 2022 (unaudited), the Company was authorized to issue up to 1,100,000,000 shares, consisting of the following:

Classification	Number of Shares	Par Value
Preferred Stock	100,000,000	$0.01
Class S Shares	200,000,000	$0.01
Class D Shares	200,000,000	$0.01
Class I Shares	200,000,000	$0.01
Class F-S Shares	100,000,000	$0.01
Class F-D Shares	100,000,000	$0.01
Class F-I Shares	100,000,000	$0.01
Class E Shares	100,000,000	$0.01

Total	1,100,000,000